Offsetting of Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Repo-Net Amount [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	$ 0	$ 0
Short-term Repurchase Agreements	0	0
Long-term repurchase agreements	0	0
Repo-Gross Recognized Liabilities [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	113,847	122,090
Short-term Repurchase Agreements	29,847	38,090
Long-term repurchase agreements	84,000	84,000
Gross Amounts Offset [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	0	0
Short-term Repurchase Agreements	0	0
Long-term repurchase agreements	0	0
Net Amounts Presented [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	113,847	122,090
Short-term Repurchase Agreements	29,847	38,090
Long-term repurchase agreements	84,000	84,000
Gross Amounts Not Offset [Member]
Schedule of Liabilities subject to netting agreement [Line Items]
Repurchase Agreement Totals	113,847	122,090
Short-term Repurchase Agreements	29,847	38,090
Long-term repurchase agreements	$ 84,000	$ 84,000